UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of Registrant as specified in charter)

                                   ----------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


THE ADVISORS' INNER CIRCLE FUND II

REAVES SELECT RESEARCH FUND
ANNUAL REPORT                                                      JULY 31, 2009

                             W.H. REAVES & COMPANY
                             INVESTMENT MANAGEMENT

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                   JULY 31, 2009

                               TABLE OF CONTENTS

Shareholders' Letter .....................................................    1
Schedule of Investments ..................................................    5
Statement of Assets and Liabilities ......................................    8
Statement of Operations ..................................................    9
Statements of Changes in Net Assets ......................................   10
Financial Highlights .....................................................   11
Notes to Financial Statements ............................................   13
Report of Independent Registered Public Accounting Firm ..................   21
Trustees and Officers of the Advisors' Inner Circle Fund II ..............   22
Disclosure of Fund Expenses ..............................................   30
Notice to Shareholders ...................................................   32

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-342-7058; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

SHAREHOLDERS' LETTER

July 31, 2009

To the Shareholders of the Reaves Select Research Fund (the "Fund"):

This annual letter covers the twelve months ended July 31, 2009, a very difficult year for equity markets overall and the Fund in particular. Total return for the period, net of fees, on the Institutional Class Shares was (28.51)%; for the Investor Class Shares the return was (28.60)%. The Fund made four dividend distributions during the year totaling $0.19 per share for the Institutional Class Shares and $0.17 per share for the Investor Class Shares. An additional $0.99 per share distribution of capital gains was made in December, 2008, for both the Institutional and the Investor classes.

With the bursting of the housing bubble, the period witnessed financial destabilization not seen in the developed economies since the 1930's. A severe global economic downturn followed last Fall's financial meltdown and the bankruptcy of Lehman Brothers Holdings. Demand for most goods and services including oil, natural gas, electric power, and telecom services declined sharply. Commodity prices over the period fell precipitously: oil from $125.10 to $31.41; natural gas from $9.26 to $3.17. Against this backdrop the companies in our portfolio performed extraordinarily well. All of the forty-two companies in the portfolio as of July 31, 2009 posted positive earnings during the trailing twelve month period. Twenty-six of the forty-two companies (62%) are expected to post higher earnings in calendar 2010 than in the four quarters prior to July 31, 2009, according to the First Call consensus. Twenty-three companies (55%) increased their dividend or announced a dividend increase in the past twelve months. Each of the companies owned by the Fund is quite financially strong, and in our estimation, more than able to weather the current storm.

Electric utility stock prices were down about 28% for the period as industrial and commercial demand for electricity and natural gas weakened. Generators faced the worst power market since deregulation was first introduced; uncertainty about the impacts of carbon legislation added to the pressure on share prices of the electrics. In general, regulated utilities fared better than the generators. Generators with well-balanced fleets that included either nuclear or wind did better than generators with more heavily coal-dependent fleets.

Gas utilities declined about 21% for the period, which saw the price of natural gas drop from $9.26 to $3.17 per million British Thermal Units at Henry Hub.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

Natural gas markets in North America are currently oversupplied for two reasons: production from shale formations, driven by new technology, has increased dramatically adding substantially to supply just as the economy turned sharply downward, reducing demand. We do not think this situation will persist. Rig counts are down; some production has already been shut in; and new wells typically have high decline rates. Industrial demand will recover and we think natural gas will take a larger market share as an electric-generation fuel. The recent announcement, by a large Canadian producer, of fixed price hedges of $6.21 on 35% of its 2010 gas production encourages an expectation for higher future natural gas prices. We remain bullish on the medium and long-term prospects of natural gas consumption. We continue to favor the pipelines and natural gas processors because their revenue growth is more sensitive to volume growth than the commodity price.

Telephones declined about 27% for the period. The integrated telecoms saw demand decline sharply for usage-based wireline services as businesses large and small throughout the country reduced staff. Wireless services at AT&T and Verizon continued to grow throughout the period, albeit at a slower pace. Nearly all the telecoms saw improvement in access line erosion as the housing crisis slowed wire-line churn rates and competitive voice penetration by cable companies stabilized.

OUTLOOK

As we look out in 2010, we see a slowly improving US economy with nominal GDP growth in the 2% range, or well below the long-term trend. Interest rates in our view will remain relatively low into 2010. We are factoring about 4% on the ten-year US Treasury. We expect electricity, natural gas, and oil prices will move higher as the economy improves and demand grows.

Some form of carbon legislation is likely later this year or early next year, but most of the severe impacts on electric generation are likely to be pushed back to the out years of the planning cycle, the mid to late teens. Given the slow growth and the carbon impacts, we tend to favor regulated utilities over generators, and among the generators we tend to favor those with significant natural gas, nuclear, and wind assets. Incentives are now generally in place to support investment in electric transmission to move power from new sources of wind and solar generation to consumption centers. Infrastructure investment to improve the electric grid nationally should present investment opportunities to the Fund.

In the telecom space, we believe the Federal Communications Commission is likely to increase scrutiny of big telco deals. Nonetheless, we expect consolidation

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

to continue among smaller players in the rural wireline space and in wireless. We believe that emerging wireless applications will drive growth in the telephone sector over the next few years.

Finally, from the perspective of state regulation, we think there will be selective support for utilities as states trumpet reliable and abundant electric power as one way to attract commercial investment to their municipalities.

We are optimistic about the ability of companies in the portfolio to remain profitable, pay their dividends and, in select cases, raise their dividends during the current challenging economic and regulatory climate. Additionally, our energy investments, which provide positive exposure to rising commodity prices, afford a measure of protection should the threat of rapidly rising inflation materialize. Our research efforts continue to focus on companies reasonably priced in relation to their earnings and dividend growth outlook. We have long emphasized the contribution of growing dividend income to achieving good investment returns throughout market cycles. Over the last 60 years more than 50% of the investment returns to common stock investors have come from dividends.(1)

As always, we appreciate your continued support.

Respectfully submitted,


/s/ Ronald J. Sorenson

Ronald J. Sorenson

(1) SOURCE: IBBOTSON, R.G. AND P. CHEN, "LONG-RUN STOCK RETURNS: PARTICIPATING IN THE REAL ECONOMY", FINANCIAL ANALYSTS JOURNAL, JANUARY/FEBRUARY 2003, PP.88-98.

                      DEFINITION OF THE COMPARATIVE INDICES

S&P 500 INDEX is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

S&P 500 UTILITIES SECTOR INDEX is a subset of the S&P 500 Index that contains those securities that fall under the utilities sector. This equity index does not have the telecommunications or energy equities that are contained in the Fund.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

Growth of a $10,000 Investment

                              (PERFORMANCE GRAPH)

Initial Investment Date 12/22/04                                Jul 05    Jul 06    Jul 07    Jul 08    Jul 09
                                                                ------    ------    ------    ------    ------
Reaves Select Research Fund, Institutional           $10,000    $11,686   $12,829   $15,177   $15,385   $10,999
                             S&P 500 Index           $10,000    $10,310   $10,865   $12,617   $11,218    $8,979
                   S&P 500 Utilities Index           $10,000    $11,713   $12,727   $14,719   $15,306   $12,159

Growth of a $10,000 Investment

                              (PERFORMANCE GRAPH)

Initial Investment Date 3/30/05                                 Jul 05    Jul 06    Jul 07    Jul 08    Jul 09
                                                                ------    ------    ------    ------    ------

    Reaves Select Research Fund, Investor            $10,000    $10,997   $12,040   $14,219   $14,368   $10,258
                            S&P 500 Index            $10,000    $10,507   $11,072   $12,858   $11,432    $9,150
                  S&P 500 Utilities Index            $10,000    $11,290   $12,267   $14,187   $14,752   $11,720

*    INSTITUTIONAL CLASS SHARES WERE OFFERED BEGINNING DECEMBER 22, 2004.

**   INVESTOR CLASS SHARES WERE OFFERED BEGINNING MARCH 30, 2005.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND.

THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.

INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IF THE ADVISER HAD NOT LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURNS WOULD HAVE BEEN LOWER.

SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                   JULY 31, 2009

SECTOR WEIGHTINGS+:

                                  (BAR CHART)

Electric Utilities           32.8%
Gas                          20.6%
Energy                       18.5%
Telecommunication Services   13.7%
Water Utilities               6.0%
Industrials                   4.3%
Financial Services            3.6%
Cash Equivalent               0.5%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS. MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 99.2%

                                                           SHARES       VALUE
                                                           -------   -----------
ELECTRIC UTILITIES -- 32.7%
   Calpine* ............................................   140,000   $ 1,803,200
   CMS Energy ..........................................     5,000        64,700
   FPL Group ...........................................    10,000       566,700
   Integrys Energy Group ...............................    67,500     2,280,150
   ITC Holdings ........................................    38,000     1,812,600
   National Grid PLC ADR ...............................    51,000     2,387,820
   NiSource ............................................   127,000     1,637,030
   NSTAR ...............................................    50,000     1,605,000
   NV Energy ...........................................   135,000     1,552,500
   PPL .................................................    57,500     1,942,925
   SCANA ...............................................    15,000       530,250
   Southern ............................................    12,000       376,800
   TECO Energy .........................................    60,000       809,400
                                                                     -----------
                                                                      17,369,075
                                                                     -----------
ENERGY -- 18.4%
   Diamond Offshore Drilling ...........................     3,000       269,610
   EnCana ..............................................    38,000     2,038,700
   Exxon Mobil .........................................    26,500     1,865,335
   Petroleo Brasileiro ADR .............................     4,000       164,960
   Schlumberger ........................................    24,500     1,310,750
   Southwestern Energy* ................................     4,000       165,720
   Total ADR ...........................................    22,000     1,224,300
   Transocean* .........................................    30,100     2,398,669
   Ultra Petroleum* ....................................     8,000       352,960
                                                                     -----------
                                                                       9,791,004
                                                                     -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                   JULY 31, 2009

COMMON STOCK -- CONCLUDED

                                                            SHARES      VALUE
                                                           -------   -----------
FINANCIAL SERVICES -- 3.6%
   Berkshire Hathaway, Cl B* ...........................       600   $ 1,908,300
                                                                     -----------
GAS -- 20.5%
   Enbridge ............................................    15,000       582,600
   EQT .................................................    48,000     1,842,240
   Oneok ...............................................    69,500     2,300,450
   ONEOK Partners, LP (A) ..............................    10,000       509,700
   Sempra Energy .......................................    35,000     1,835,050
   South Jersey Industries .............................    30,000     1,106,400
   Southwest Gas .......................................    45,000     1,089,900
   Spectra Energy ......................................     8,000       146,880
   Williams ............................................    89,000     1,485,410
                                                                     -----------
                                                                      10,898,630
                                                                     -----------
INDUSTRIALS -- 4.3%
   Burlington Northern Santa Fe ........................    20,000     1,571,800
   Nalco Holding .......................................    40,000       707,600
                                                                     -----------
                                                                       2,279,400
                                                                     -----------
TELECOMMUNICATION SERVICES -- 13.7%
   AT&T ................................................   100,000     2,623,000
   BCE .................................................    11,500       264,960
   CenturyTel ..........................................    51,000     1,600,890
   CommScope* ..........................................     8,000       204,800
   Frontier Communications .............................   250,000     1,750,000
   Telefonica ADR ......................................    11,000       821,040
                                                                     -----------
                                                                       7,264,690
                                                                     -----------
WATER UTILITIES -- 6.0%
   American Water Works ................................   109,000     2,148,390
   Veolia Environnement ADR ............................    30,000     1,032,300
                                                                     -----------
                                                                       3,180,690
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $55,504,245) ...............................              52,691,789
                                                                     -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                   JULY 31, 2009

SHORT-TERM INVESTMENT -- 0.5%

                                                            SHARES      VALUE
                                                           -------   -----------
   SEI Daily Income Trust Treasury II Fund,
      Cl B, 0.050% (B)
      (Cost $259,569) ..................................   259,569   $   259,569
                                                                     -----------
   TOTAL INVESTMENTS -- 99.7%
      (Cost $55,763,814) ...............................             $52,951,358
                                                                     ===========

     PERCENTAGES ARE BASED ON NET ASSETS OF $53,093,142.

*    NON INCOME PRODUCING SECURITY.

(A) SECURITY CONSIDERED A MASTER LIMITED PARTNERSHIP. AT JULY 31, 2009, THIS SECURITY AMOUNTED TO $509,700 OR 0.96% OF NET ASSETS.

(B)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

ADR  AMERICAN DEPOSITARY RECEIPT
CL   CLASS
LP   LIMITED PARTNERSHIP
PLC  PUBLIC LIMITED COMPANY

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                   JULY 31, 2009

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
   Investments at Value (Cost $55,763,814) ......................   $ 52,951,358
   Dividends Receivable .........................................        225,621
   Foreign Tax Reclaims Receivable ..............................         22,952
   Prepaid Expenses .............................................          8,809
   Receivable for Capital Shares Sold ...........................          8,563
                                                                    ------------
      TOTAL ASSETS ..............................................     53,217,303
                                                                    ------------
LIABILITIES:
   Payable for Capital Shares Redeemed ..........................         28,595
   Payable due to Investment Adviser ............................         23,420
   Payable due to Administrator .................................          9,512
   Chief Compliance Officer Fees Payable ........................          3,522
   Payable due to Trustees ......................................          1,789
   Payable due to Distributor ...................................            404
   Other Accrued Expenses .......................................         56,919
                                                                    ------------
      TOTAL LIABILITIES .........................................        124,161
                                                                    ------------
NET ASSETS ......................................................   $ 53,093,142
                                                                    ============
NET ASSETS CONSIST OF:
   Paid-in Capital ..............................................   $ 67,866,635
   Undistributed Net Investment Income ..........................         96,809
   Accumulated Net Realized Loss on Investments .................    (12,057,846)
   Net Unrealized Depreciation on Investments ...................     (2,812,456)
                                                                    ------------
   NET ASSETS ...................................................   $ 53,093,142
                                                                    ============
   Net Asset Value, Offering and Redemption Price Per Share --
      (unlimited authorization -- no par value)
      Institutional Class Shares ($50,393,915 / 7,724,956) ......   $       6.52
                                                                    ============
   Net Asset Value, Offering and Redemption Price Per Share --
      (unlimited authorization -- no par value)
      Investor Class Shares ($2,699,227 / 413,501) ..............   $       6.53
                                                                    ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                        REAVES SELECT RESEARCH
                                                          FUND FOR THE YEAR
                                                          ENDED JULY 31, 2009

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividend Income .................................................   $  2,190,370
Less: Foreign Taxes Withheld ....................................        (36,202)
                                                                    ------------
   TOTAL INVESTMENT INCOME ......................................      2,154,168
                                                                    ------------
EXPENSES
Investment Advisory Fees ........................................        387,189
Administration Fees .............................................        112,000
Chief Compliance Officer Fees ...................................          9,913
Distribution Fees(1) ............................................          7,537
Trustees' Fees ..................................................          7,449
Transfer Agent Fees .............................................         85,655
Legal Fees ......................................................         49,172
Registration Fees ...............................................         33,135
Printing Fees ...................................................         25,269
Audit Fees ......................................................         18,024
Custodian Fees ..................................................          5,015
Insurance and Other Expenses ....................................          8,977
                                                                    ------------
   TOTAL EXPENSES ...............................................        749,335
Less: Investment Advisory Fees Waived ...........................        (68,558)
Less: Fees Paid Indirectly ......................................         (1,211)
                                                                    ------------
   NET EXPENSES .................................................        679,566
                                                                    ------------
NET INVESTMENT INCOME ...........................................      1,474,602
                                                                    ------------
NET REALIZED LOSS ON INVESTMENTS ................................    (11,865,659)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   ON INVESTMENTS ...............................................    (11,890,515)
                                                                    ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS .................    (23,756,174)
                                                                    ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $(22,281,572)
                                                                    ============

(1)  ATTRIBUTABLE TO INVESTOR CLASS SHARES.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                               YEAR           YEAR
                                                               ENDED          ENDED
                                                             JULY 31,       JULY 31,
                                                               2009           2008
                                                           ------------   ------------
OPERATIONS:
   Net Investment Income ...............................   $  1,474,602   $  2,090,211
   Net Realized Gain (Loss) on Investments .............    (11,865,659)     7,175,649
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments ...................................    (11,890,515)    (7,972,313)
                                                           ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ..................................    (22,281,572)     1,293,547
                                                           ------------   ------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income
      Institutional Class Shares .......................     (1,430,540)    (1,980,743)
      Investor Class Shares ............................        (44,062)      (109,469)
                                                           ------------   ------------
   Total Net Investment Income .........................     (1,474,602)    (2,090,212)
                                                           ------------   ------------
   Net Realized Gains
      Institutional Class Shares .......................     (6,333,219)   (10,969,865)
      Investor Class Shares ............................       (433,401)      (673,877)
                                                           ------------   ------------
   Total Realized Gains ................................     (6,766,620)   (11,643,742)
                                                           ------------   ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ...................     (8,241,222)   (13,733,954)
                                                           ------------   ------------
CAPITAL SHARE TRANSACTIONS(1):
   Institutional Class Shares
      Issued ...........................................      2,682,468        608,381
      Reinvestment of Distributions ....................      6,497,754     11,328,984
      Redeemed .........................................     (4,265,785)    (4,110,480)
                                                           ------------   ------------
   Net Institutional Class Capital Share Transactions ..      4,914,437      7,826,885
                                                           ------------   ------------
   Investor Class Shares
      Issued ...........................................        513,986      2,254,290
      Reinvestment of Distributions ....................        465,113        774,026
      Redeemed .........................................     (1,679,948)    (1,180,019)
                                                           ------------   ------------
   Net Investor Class Capital Share Transactions .......       (700,849)     1,848,297
                                                           ------------   ------------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ........      4,213,588      9,675,182
                                                           ------------   ------------
      TOTAL DECREASE IN NET ASSETS .....................    (26,309,206)    (2,765,225)
                                                           ------------   ------------
NET ASSETS:
   Beginning of Period .................................     79,402,348     82,167,573
                                                           ------------   ------------
   End of Period (including undistributed net investment
      income of $96,809 and $132,135, respectively) ....   $ 53,093,142   $ 79,402,348
                                                           ============   ============

(1)  FOR SHARE TRANSACTIONS, SEE NOTE 6 IN THE NOTES TO FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                                      INSTITUTIONAL CLASS SHARES
                                       -------------------------------------------------------
                                         YEAR         YEAR       YEAR       YEAR       PERIOD
                                         ENDED        ENDED      ENDED      ENDED       ENDED
                                       JULY 31,     JULY 31,   JULY 31,   JULY 31,    JULY 31,
                                         2009         2008       2007       2006        2005*
                                       --------     --------   --------   --------    --------
Net Asset Value,
   Beginning of Period .............   $ 10.96      $ 12.73    $ 11.81    $ 11.57     $ 10.00
                                       -------      -------    -------    -------     -------
Income from Operations:
   Net Investment Income(1) ........      0.19         0.30       0.22       0.25        0.13
   Net Realized and Unrealized
      Gain (Loss) on Investments....     (3.45)        0.05##     1.85       0.83        1.55
                                       -------      -------    -------    -------     -------
Total from Operations ..............     (3.26)        0.35       2.07       1.08        1.68
                                       -------      -------    -------    -------     -------
Dividends and Distributions from:
   Net Investment Income ...........     (0.19)       (0.29)     (0.22)     (0.25)      (0.11)
   Net Realized Gains ..............     (0.99)       (1.83)     (0.93)     (0.59)         --
                                       -------      -------    -------    -------     -------
Total Dividends and Distributions...     (1.18)       (2.12)     (1.15)     (0.84)      (0.11)
                                       -------      -------    -------    -------     -------
Net Asset Value, End of Period .....   $  6.52      $ 10.96    $ 12.73    $ 11.81     $ 11.57
                                       =======      =======    =======    =======     =======
TOTAL RETURN+ ......................    (28.51)%++     1.37%     18.30%      9.78%++    16.86%++
                                       =======      =======    =======    =======     =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of
   Period (Thousands) ..............   $50,394      $74,026    $77,836    $70,129     $67,698
Ratio of Expenses to Average
   Net Assets (including waivers
   and reimbursements, excluding
   fees paid indirectly) ...........      1.30%        1.15%      1.19%      1.30%       1.26%**
Ratio of Expenses to Average
   Net Assets(excluding waivers,
   reimbursements and fees paid
   indirectly) .....................      1.44%        1.15%      1.19%      1.30%       1.37%**
Ratio of Net Investment Income
   to Average Net Assets ...........      2.87%        2.49%      1.79%      2.18%       2.05%**
Portfolio Turnover Rate ............        72%          66%        84%        54%         35%***

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED BY THE ADVISER DURING THE PERIOD.

## THE AMOUNT SHOWN FOR THE YEAR ENDED JULY 31, 2008 FOR A SHARE OUTSTANDING DOES NOT ACCORD WITH AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF THE FUND SHARES IN RELATION TO THE FLUCTUATING MARKET VALUE OF INVESTMENTS OF THE FUND.

*    COMMENCED OPERATIONS ON DECEMBER 22, 2004.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. EXCLUDES EFFECT OF IN-KIND TRANSFERS.

(1)  PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.

AMOUNTS DESIGNATED AS "--" ARE $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                                        INVESTOR CLASS SHARES
                                       ------------------------------------------------------
                                         YEAR         YEAR       YEAR       YEAR      PERIOD
                                         ENDED        ENDED      ENDED      ENDED      ENDED
                                       JULY 31,     JULY 31,   JULY 31,   JULY 31,   JULY 31,
                                         2009         2008     2007####     2006       2005*
                                       --------     --------   --------   --------   --------
Net Asset Value,
   Beginning of Period .............   $ 10.96      $12.74      $11.81    $11.57     $10.57
                                       -------      ------      ------    ------     ------
Income from Operations:
   Net Investment Income(1) ........      0.17        0.27        0.19      0.22       0.02
Net Realized and Unrealized
   Gain/(Loss) on Investments ......     (3.44)       0.04##      1.86      0.83       1.03
                                       -------      ------      ------    ------     ------
Total from Operations ..............     (3.27)       0.31        2.05      1.05       1.05
                                       -------      ------      ------    ------     ------
Dividends and Distributions from:
   Net Investment Income ...........     (0.17)      (0.26)      (0.19)    (0.22)     (0.05)
   Net Realized Gains ..............     (0.99)      (1.83)      (0.93)    (0.59)        --
                                       -------      ------      ------    ------     ------
Total Dividends and Distributions...     (1.16)      (2.09)      (1.12)    (0.81)     (0.05)
                                       -------      ------      ------    ------     ------
Net Asset Value, End of Period .....   $  6.53      $10.96      $12.74    $11.81     $11.57
                                       =======      ======      ======    ======     ======
TOTAL RETURN+ ......................    (28.60)%++    1.05%      18.09%     9.49%++    9.97%++
                                       =======      ======      ======    ======     ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of
   Period (Thousands) ..............   $ 2,699      $5,376      $4,332    $3,074     $  574
Ratio of Expenses to Average
   Net Assets (including waivers
   and reimbursements, excluding
   fees paid indirectly) ...........      1.55%       1.40%       1.44%     1.65%      1.64%**
Ratio of Expenses to Average
   Net Assets (excluding waivers,
   reimbursements and fees paid
   indirectly) .....................      1.68%       1.40%       1.44%     1.65%      1.64%**
Ratio of Net Investment Income
   to Average Net Assets ...........      2.53%       2.19%       1.53%     1.87%      0.40%**
Portfolio Turnover Rate ............        72%         66%         84%       54%        35%***

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD.

## THE AMOUNT SHOWN FOR THE YEAR ENDED JULY 31, 2008 FOR A SHARE OUTSTANDING DOES NOT ACCORD WITH AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF THE FUND SHARES IN RELATION TO THE FLUCTUATING MARKET VALUE OF INVESTMENTS OF THE FUND.

#### EFFECTIVE AUGUST 1, 2006, ALL EXISTING CLASS A SHARES OF THE REAVES SELECT
     RESEARCH FUND WERE RECLASSIFIED AS INVESTOR CLASS SHARES

*    COMMENCED OPERATIONS ON MARCH 30, 2005.

**   ANNUALIZED

*** REPRESENTS THE FUND'S PORTFOLIO TURNOVER RATE FOR THE PERIOD DECEMBER 22, 2004 (COMMENCEMENT OF OPERATIONS OF THE FUND) THROUGH JULY 31, 2005 AND HAS NOT BEEN ANNUALIZED.

(1)  PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.

AMOUNTS DESIGNATED AS "--" ARE $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty funds. The financial statements herein are those of the Reaves Select Research Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The investment objective of the Fund is total return from income and capital growth. The Fund invests primarily in securities of domestic and foreign public utility and energy companies, with a concentration (at least 25% of its assets) in companies involved to a significant extent in the Utilities and Energy Industries. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

     pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's Board of Trustees (the "Board"). The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Trust's Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2009, there were no fair valued securities.

     In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted FAS 157 on August 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
     1) and the lowest priority to unobservable inputs (Level 3).

     The three levels of the fair value hierarchy under SFAS No. 157 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at July 31, 2009:

                          LEVEL 1     LEVEL 2   LEVEL 3      TOTAL
                        -----------   -------   -------   -----------
Common Stock            $52,691,789     $--       $--     $52,691,789
Short-Term Investment       259,569      --        --         259,569
                        -----------     ---       ---     -----------
Total Market Value
   of Investments       $52,951,358     $--       $--     $52,951,358
                        ===========     ===       ===     ===========

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gain (loss), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund's Institutional Class has established a policy of a $0.03 minimum quarterly distribution. Prior to March 31, 2009, the policy called for a $0.07 minimum quarterly distribution and prior to March 31, 2008, the policy called for an $0.08 minimum quarterly distribution. To the extent such distributions are in excess of net investment income, they are deemed to be paid from short-term or long-term gains to the extent such gains are available. To the extent these amounts are not available, distributions are deemed to be paid from capital. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

     0.09% on the first $50 million of the Fund's average daily net assets; 0.10% on the next $50 million of the Fund's average daily net assets; 0.12% on the next $200 million of the Fund's average daily net assets; 0.08% on the next $200 million of the Fund's average daily net assets; and 0.06% on the Fund's average daily net assets over $500 million.

The Fund is subject to a minimum annual administration fee of $100,000. There is also a minimum annual administration fee of $12,000 per additional class.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated on November 16, 2004. The Fund has adopted a Distribution Plan (the "Plan") for Investor Class Shares. The Distributor will not receive any compensation for the distribution of Institutional Class Shares of the Fund. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund's average net assets attributable to Investor Class Shares as compensation for distribution services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the year ended July 31, 2009, the Fund earned credits of $1,211, which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, W. H. Reaves & Co., Inc. (the "Adviser"), provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.75% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund's total annual operating expenses from exceeding 1.30% and 1.55% of the Institutional and Investor Class Shares' average daily net assets, respectively.

6. SHARE TRANSACTIONS:

                                                          YEAR ENDED      YEAR ENDED
                                                        JULY 31, 2009   JULY 31, 2008
                                                        -------------   -------------
SHARE TRANSACTIONS:
   Institutional Class
      Issued ........................................       460,204         50,018
      Reinvestment of Distributions .................     1,089,094        925,204
      Redeemed ......................................      (580,268)      (333,410)
                                                          ---------       --------
   Net Institutional Class Capital Share
      Transactions ..................................       969,030        641,812
                                                          ---------       --------
   Investor Class
      Issued ........................................        75,875        184,603
      Reinvestment of Distributions .................        77,731         63,257
      Redeemed ......................................      (230,633)       (97,452)
                                                          ---------       --------
   Net Investor Class Capital Share Transactions ....       (77,027)       150,408
                                                          ---------       --------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ............................       892,003        792,220
                                                          =========       ========

7. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments were $38,065,621 and $40,168,601, respectively, for the year ended July 31, 2009. There were no purchases or sales of long-term U.S. Government securities.

8. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

Accordingly, the following permanent differences that are primarily due to reclass of distributions and partnership adjustments have been reclassified to
(from) the following accounts:

UNDISTRIBUTED NET   ACCUMULATED REALIZED   PAID-IN
INVESTMENT INCOME        GAIN/(LOSS)       CAPITAL
-----------------   --------------------   -------
    $(35,326)              $35,359          $(33)

The tax character of dividends and distributions declared during the fiscal years ended July 31, 2009 and 2008 was as follows:

        ORDINARY     LONG-TERM
         INCOME     CAPITAL GAIN      TOTAL
       ----------   ------------   -----------
2009   $5,466,523    $2,774,699    $ 8,241,222
2008    4,152,498     9,581,456     13,733,954

As of July 31, 2009, the components of Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income   $     96,809
Capital Loss Carryforwards        (1,361,196)
Post-October Losses              (10,301,257)
Unrealized Depreciation           (3,207,849)
                                ------------
Total Accumulated Losses        $(14,773,493)
                                ============

Post-October losses represent losses realized on investment transactions from November 1, 2008 through July 31, 2009, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains were as follows:

 EXPIRES      AMOUNT
---------   ----------
July 2017   $1,361,196

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at July 31, 2009 were as follows:

              AGGREGATE GROSS   AGGREGATE GROSS
  FEDERAL        UNREALIZED        UNREALIZED     NET UNREALIZED
  TAX COST      APPRECIATION      DEPRECIATION     DEPRECIATION
-----------   ---------------   ---------------   --------------
$56,159,207      $4,613,394       $(7,821,243)     $(3,207,849)

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

9. CONCENTRATION/RISKS:

The Fund has adopted a policy to concentrate its investments (at least 25% of its assets) in companies involved to a significant extent in the Utilities and Energy Industries. To the extent that the Fund's investments are focused in issuers conducting business in the Utilities Industry and/or Energy Industry, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect these industries.

10. OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. SUBSEQUENT EVENTS

Effective July 31, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS
165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to July 31, 2009 through September 28, 2009, date of issuance of the Fund's financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
Reaves Select Research Fund of The Advisors' Inner Circle Fund II:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Reaves Select Research Fund (one of the series constituting The Advisors' Inner Circle Fund II (the "Trust")) as of July 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended July 31, 2005 were audited by other auditors, whose report dated September 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Reaves Select Research Fund of The Advisors' Inner Circle Fund II at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                        (ERNST & YOUNG LLP)

Philadelphia, Pennsylvania
September 28, 2009

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of

                                           TERM OF
                          POSITION(S)    OFFICE AND
NAME, ADDRESS(1),          HELD WITH      LENGTH OF
     AGE                   THE TRUST    TIME SERVED(2)
----------------------   ------------   -------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER           Chairman      (Since 1991)
62 yrs. old              of the Board
                         of Trustees
















WILLIAM M. DORAN            Trustee      (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
69 yrs. old


















(1) Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-342-7058. The following chart lists Trustees and Officers as of July 31, 2009.

                             NUMBER OF FUNDS
                             IN THE ADVISORS'
                               INNER CIRCLE
PRINCIPAL OCCUPATION(S)      FUND II OVERSEEN          OTHER DIRECTORSHIPS
  DURING PAST 5 YEARS         BY BOARD MEMBER        HELD BY BOARD MEMBER(3)
--------------------------   ----------------   --------------------------------
Currently performs various          30          Trustee of The Advisors' Inner
services on behalf of SEI                       Circle Fund, Bishop Street
Investments for which                           Funds, SEI Asset Allocation
Mr. Nesher is compensated.                      Trust, SEI Daily Income Trust,
                                                SEI Institutional International
                                                Trust, SEI Institutional
                                                Investments Trust, SEI
                                                Institutional Managed Trust, SEI
                                                Liquid Asset Trust, SEI Tax
                                                Exempt Trust, SEI Opportunity
                                                Master Fund, L.P., SEI
                                                Opportunity Fund, L.P., SEI
                                                Global Master Fund, PLC, SEI
                                                Global Assets Fund, PLC, SEI
                                                Global Investments Fund, PLC,
                                                SEI Investments Global, Limited,
                                                SEI Investments Global Fund
                                                Services, Limited, SEI
                                                Investments (Europe) Ltd., SEI
                                                Investments Unit Trust
                                                Management (UK) Limited and SEI
                                                Global Nominee Ltd.
Self-employed Consultant            30          Director of SEI Investments
since 2003. Partner,                            Company and SEI Investments
Morgan, Lewis & Bockius                         Distribution Co., SEI
LLP (law firm) from                             Investments Global Fund Services
1976-2003, counsel to the                       Global Limited, Trustee of The
Trust, SEI, SIMC, the                           Advisors' Inner Circle Fund,
Administrator and the                           Bishop Street Funds, SEI Asset
Distributor. Director                           Allocation Trust, SEI Daily
of SEI Investments since                        Income Trust, SEI Index Funds,
1974; Secretary of SEI                          SEI Institutional International
Investments since 1978.                         Trust, SEI Institutional
                                                Investments Trust, SEI
                                                Institutional Managed Trust, SEI
                                                Liquid Asset Trust, SEI Tax
                                                Exempt Trust, SEI Investments
                                                Global Fund Services Limited,
                                                SEI Investments Global, Limited,
                                                SEI Investments (Europe),
                                                Limited SEI Investments (Asia)
                                                Limited and SEI Asset Korea Co.,
                                                Ltd.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

                                            TERM OF
                          POSITION(S)     OFFICE AND
     NAME, ADDRESS,        HELD WITH       LENGTH OF
         AGE(1)            THE TRUST    TIME SERVED(2)
-----------------------   -----------   --------------
INDEPENDENT
BOARD MEMBERS

JAMES M. STOREY             Trustee      (Since 1994)
78 yrs. old








GEORGE J. SULLIVAN, JR.     Trustee      (Since 1999)
66 yrs. old













BETTY L. KRIKORIAN          Trustee      (Since 2005)
66 yrs. old




(1) Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

                                                      NUMBER OF
                                                       FUNDS IN
                                                    THE ADVISORS'
                                                 INNER CIRCLE FUND II
            PRINCIPAL OCCUPATION(S)                OVERSEEN BY BOARD              OTHER DIRECTORSHIPS
              DURING PAST 5 YEARS                       MEMBER                  HELD BY BOARD MEMBER(3)
----------------------------------------------   --------------------   ---------------------------------------
Attorney, Solo Practitioner since 1994.                   30            Trustee of The Advisors' Inner Circle
Partner, Dechert, September 1987-December                               Fund, Bishop Street Funds, the U.S.
1993.                                                                   Charitable Gift Trust, SEI Asset
                                                                        Allocation Trust, SEI Daily Income
                                                                        Trust, SEI Index Funds, SEI
                                                                        Institutional International Trust, SEI
                                                                        Institutional Investments Trust, SEI
                                                                        Institutional Managed Trust, SEI Liquid
                                                                        Asset Trust, SEI Tax Exempt Trust and
                                                                        SEI Alpha Strategy Portfolios, L.P.

Chief Executive Officer, Newfound Consultants,            30            Trustee of The Advisors' Inner Circle
Inc. since April 1997. General Partner, Teton                           Fund, Bishop Street Funds, State Street
Partners, L.P., June 1991- December 1996;                               Navigator Securities Lending Trust,
Chief Financial Officer, Nobel Partners, L.P.,                          Bishop Street Funds, SEI Asset
March 1991-December 1996; Treasurer and Clerk,                          Allocation Trust, SEI Daily Income
Peak Asset Management, Inc., since 1991.                                Trust, SEI Institutional International
                                                                        Trust, SEI Institutional Investments
                                                                        Trust, SEI Institutional Managed Trust,
                                                                        SEI Liquid Asset Trust, SEI Tax Exempt
                                                                        Trust, Director of SEI Alpha Strategy
                                                                        Portfolios, L.P., SEI Opportunity,
                                                                        L.P., and SEI Structured Credit Fund,
                                                                        L.P., member of the independent review
                                                                        committee for SEI's Canadian-registered
                                                                        mutual funds.

Vice President Compliance AARP Financial, Inc.            30            Trustee of The Advisors' Inner Circle
since 2008. Self-employed Legal and Financial                           Fund and Bishop Street Funds.
Services Consultant since 2003. Counsel to
State Street Bank Global Securities and Cash
Operations from 1995 to 2003.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

                                                            TERM OF
                                   POSITION(S)            OFFICE AND
      NAME, ADDRESS,                HELD WITH              LENGTH OF
          AGE(1)                    THE TRUST           TIME SERVED(2)
-------------------------   -------------------------   --------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

CHARLES E. CARLBOM                   Trustee             (Since 2005)
74 yrs. old


MITCHELL A. JOHNSON                  Trustee             (Since 2005)
67 yrs. old









JOHN K. DARR                         Trustee             (Since 2008)
64 yrs. old



OFFICERS

PHILIP T. MASTERSON                 President            (Since 2008)
45 yrs. old






MICHAEL LAWSON              Treasurer, Controller and    (Since 2005)
48 yrs. old                  Chief Financial Officer



(1) Unless otherwise noted, the business address of each trustee/officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

                                                       NUMBER OF
                                                       FUNDS IN
                                                     THE ADVISORS'
                                                 INNER CIRCLE FUND II
            PRINCIPAL OCCUPATION(S)                OVERSEEN BY BOARD              OTHER DIRECTORSHIPS
              DURING PAST 5 YEARS                       MEMBER              HELD BY BOARD MEMBER/OFFICER(3)
----------------------------------------------   --------------------   ---------------------------------------
Self-employed Business Consultant, Business               30            Trustee of The Advisors' Inner Circle
Project Inc. since 1997. CEO and President,                             Fund, Bishop Street Funds. Director of
United Grocers Inc. from 1997 to 2000.                                  Oregon Transfer Co.

Retired.                                                  30            Director, Federal Agricultural Mortgage
                                                                        Corporation. Trustee of The Advisors'
                                                                        Inner Circle Fund, Bishop Street Funds,
                                                                        SEI Asset Allocation Trust, SEI Daily
                                                                        Income Trust, SEI Institutional
                                                                        International Trust, SEI Institutional
                                                                        Investments Trust, SEI Institutional
                                                                        Management Trust, SEI Liquid Asset
                                                                        Trust, SEI Tax Exempt Trust and SEI
                                                                        Alpha Strategies Portfolios, L.P.

CEO, Office of Finance, FHL Banks, from                   30            Director of Federal Home Loan Bank of
1992 to 2007.                                                           Pittsburgh and Manna, Inc. and Trustee
                                                                        of The Advisors' Inner Circle Fund and
                                                                        Bishop Street Funds.



Managing Director of SEI Investments since                N/A                             N/A
2006. Vice President and Assistant Secretary
of the Administrator from 2004 to 2006.
General Counsel of Citco Mutual Fund Services
from 2003 to 2004. Vice President and
Associate Counsel for the Oppenheimer Funds
from 2001 to 2003.

Director, SEI Investments, Fund Accounting                N/A                             N/A
since July 2005. Manager, SEI Investments AVP
from April 1995 to February 1998 and November
1998 to July 2005.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

                                                               TERM OF
                                   POSITION(S)               OFFICE AND
      NAME, ADDRESS,                HELD WITH                LENGTH OF
          AGE(1)                    THE TRUST               TIME SERVED
-------------------------   -------------------------   --------------
OFFICERS (CONTINUED)

RUSSELL EMERY                    Chief Compliance           (Since 2006)
46 yrs. old                          Officer













JOSEPH GALLO                    Vice President and          (Since 2007)
36 yrs. old                         Secretary






CAROLYN MEAD                    Vice President and          (Since 2007)
52 yrs. old                    Assistant Secretary



JAMES NDIAYE                    Vice President and          (Since 2004)
40 yrs. old                    Assistant Secretary





TIMOTHY D. BARTO                Vice President and          (Since 2000)
41 yrs. old                    Assistant Secretary






MICHAEL BEATTIE                   Vice President        (Since August 2009)
44 yrs. old


ANDREW S. DECKER                   AML Officer              (Since 2008)
45 yrs. old

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

                                                       NUMBER OF
                                                       FUNDS IN
                                                     THE ADVISORS'
                                                 INNER CIRCLE FUND II
            PRINCIPAL OCCUPATION(S)                OVERSEEN BY BOARD              OTHER DIRECTORSHIPS
              DURING PAST 5 YEARS                       MEMBER                    HELD BY BOARD MEMBER
----------------------------------------------   --------------------   ---------------------------------------


Chief Compliance Officer of SEI Structured                N/A                             N/A
Credit Fund, LP and SEI Alpha Strategy
Portfolios, LP since June 2007. Chief
Compliance Officer of SEI Opportunity Fund,
L.P., SEI Institutional Managed Trust, SEI
Asset Allocation Trust, SEI Institutional
International Trust, SEI Institutional
Investments Trust, SEI Daily Income Trust, SEI
Liquid Asset Trust and SEI Tax Exempt Trust
since March 2006. Director of Investment
Product Management and Development, SEI
Investments, since February 2003; Senior
Investment Analyst - Equity Team, SEI
Investments, from March 2000 to February 2003.

Attorney for SEI Investments since 2007.                  N/A                             N/A
Associate Counsel ICMA-RC from 2004 to 2007.
Assistant Secretary of the VantageTrust
Company in 2007. Assistant Secretary of the
Vantagepoint Funds from 2006 to 2007.
Investigator, U.S. Department of Labor from
2002 to 2004.

Counsel at SEI Investments since 2007.                    N/A                             N/A
Associate at Stradley, Ronon, Stevens & Young
from 2004 to 2007. Counsel at ING Variable
Annuities from 1999 to 2002.

Employed by SEI Investments Company since                 N/A                             N/A
2004. Vice President, Deutsche Asset
Management from 2003-2004. Associate, Morgan,
Lewis & Bockius LLP from 2000-2003. Counsel,
Assistant Vice President, ING Variable
Annuities Group from 1999-2000.

General Counsel, Vice President and Assistant             N/A                             N/A
Secretary of SEI Investments Global Funds
Services since 1999; Associate, Dechert (law
firm) from 1997-1999; Associate, Richter,
Miller & Finn (law firm) from 1994-1997.
Director of Client Services at SEI since 2004.            N/A                             N/A

Compliance Officer and Product Manager of SEI             N/A                             N/A
Investments since 2005. Vice President of Old
Mutual Capital from 2000 to 2005.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

Note: Because the hypothetical return is set at 5% for comparison purposes --NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                             BEGINNING     ENDING                 EXPENSES
                              ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                               VALUE       VALUE       EXPENSE     DURING
                              02/01/09    07/31/09     RATIOS      PERIOD*
                             ---------   ---------   ----------   --------
ACTUAL FUND RETURN
Institutional Class Shares   $1,000.00   $1,148.00      1.30%       $6.92
Investor Class Shares         1,000.00    1,148.20      1.55         8.26
HYPOTHETICAL 5% RETURN
Institutional Class Shares   $1,000.00   $1,018.35      1.30%       $6.51
Investor Class Shares         1,000.00    1,017.11      1.55         7.75

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders who do not have a July 31, 2009 taxable year end, this notice is for informational purposes only. For shareholders with a July 31, 2009 taxable year end, please consult your tax adviser as to the pertinence of this notice. For the fiscal year ended July 31, 2009, the Fund is designating the following items with regard to distributions paid during the year.

                                                                                         FOREIGN
                                                                                        INVESTORS
                                                                              ----------------------------
                                                QUALIFYING FOR                                 SHORT-TERM
LONG-TERM          ORDINARY       CORPORATE       DIVIDENDS      QUALIFYING     INTEREST        CAPITAL
CAPITAL GAIN        INCOME          TOTAL          RECEIVED       DIVIDEND       RELATED          GAIN
DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DEDUCTION (1)    INCOME (2)   DIVIDEND (3)   DIVIDENDS (4)
-------------   -------------   -------------   --------------   ----------   ------------   -------------
    33.67%          66.33%         100.00%          57.59%         59.47%         0.00%         100.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "INTEREST RELATED DIVIDEND" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE INTERNAL REVENUE CODE WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2010.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "SHORT-TERM CAPITAL GAIN DIVIDENDS" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE INTERNAL REVENUE CODE WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2010.

                           REAVES SELECT RESEARCH FUND
                             P.O. Box 219009
                           Kansas City, MO 64121-9009

                               INVESTMENT ADVISER:
                             W.H. Reaves & Co., Inc.
                                10 Exchange Place
                                   18th Floor
                              Jersey City, NJ 07302

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                        Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                               Ernst & Young, LLP
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

         This information must be preceded or accompanied by a current prospectus for the Fund.

WHR-AR-001-0500

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's Principal Executive Officer, Principal Financial Officer, and any person who performs a similar function.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

                                          2009                                               2008
                    ------------------------------------------------   ------------------------------------------------
                                      All fees and    All other fees                     All fees and   All other fees
                                       services to   and services to                      services to   and services to
                      All fees and       service         service         All fees and       service          service
                    services to the    affiliates    affiliates that   services to the    affiliates    affiliates that
                    Trust that were     that were    did not require   Trust that were    that were     did not require
                      pre-approved    pre-approved     pre-approval      pre-approved    pre-approved     pre-approval
                    ---------------   ------------   ---------------   ---------------   ------------   ---------------
(a) Audit Fees(1)       $333,388          N/A              N/A            $375,240            N/A             N/A
(b) Audit-Related
    Fees                   N/A            N/A              N/A               N/A              N/A             N/A
(c) Tax Fees               N/A            N/A              N/A               N/A           $11,000(2)         N/A
(d) All Other
    Fees(1)                N/A            N/A              N/A               N/A              N/A             N/A

Notes:

(1) Audit fees include amounts related to the audit of the Trust's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2) Tax fees for the year ended July 31, 2008 are comprised of tax compliance services related to the tax-free conversion of the Frost common/collective trust funds into the respective Frost series of the Trust.

(e)(1) Audit Committee's Pre-Approval Policies and Procedures. The Trust's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:
(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                       2009   2008
                       ----   ----
Audit-Related Fees   100.00%  0.00%
Tax Fees               0.00%  0.00%
All Other Fees         0.00%  0.00%

(f) Not applicable.

(g) The aggregate non-audit fees and services provided to the Trust and billed by E&Y for the last two fiscal years were $0 and $11,000 for 2009 and 2008, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust adopted procedures, effective February 23, 2005, by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)*               /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: October 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: October 5, 2009


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller and Chief
                                        Financial Officer

Date: October 5, 2009

* Print the name and title of each signing officer under his or her signature.